Stockholder’s Deficit (Tables)	12 Months Ended
Mar. 31, 2021
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Stockholder’s Deficit (Tables) [Line Items]
Schedule of common stock option activity
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at March 31, 2019	886,190	$0.009	4.2
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at March 31, 2020	886,190	$0.009	3.2
Granted	—	—	—
Exercised	(886,190)	0.009	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at March 31, 2021	—	$—	—